Total
IQ MacKay Municipal Insured ETF
IQ MacKay Municipal Insured ETF
Investment Objective
The IQ MacKay Municipal Insured ETF (the “Fund”) seeks current income exempt from federal income tax.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Shareholder Fees	IQ MacKay Municipal Insured ETF IQ MacKay Municipal Insured ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ MacKay Municipal Insured ETF IQ MacKay Municipal Insured ETF
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Acquired Fund Fees and Expense	0.01%	[1]
Total Annual Fund Operating Expenses	0.50%
Expense Waiver/Reimbursement	0.19%	[2]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.31%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[2]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.30% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ MacKay Municipal Insured ETF | IQ MacKay Municipal Insured ETF | USD ($)	32	100	174	393

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rates was 136% of the average value of its portfolio. This rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus borrowings for investment purposes) in: (i) debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal Income tax (“Municipal Bonds”); and (ii) debt securities covered by an insurance policy guaranteeing the payment of principal and interest. The Fund typically invests at least 80% of its net assets in Municipal Bonds that are rated investment grade by at least one independent rating agency (i.e., within the highest four quality ratings by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services
or Fitch Ratings, Inc.). If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The Fund generally will maintain a dollar-weighted average duration of 3 to 15 years.
Municipal Bonds are issued by or on behalf of the District of Columbia, states, territories, commonwealths and possessions of the United States and their political subdivisions and agencies, authorities and instrumentalities. The Fund may not invest more than 20% of its net assets in tax-exempt securities subject to the federal alternative minimum tax.
Insured Municipal Bonds are covered by insurance policies that guarantee the timely payment of principal and interest. The Fund generally purchases Municipal Bonds that have insurance in place so the Fund does not pay insurance premiums directly. The premium costs, however, are reflected in a lower yield and/or higher price for the insured Municipal Bonds. When beneficial, the Fund may purchase insurance for an uninsured bond directly from a qualified Municipal Bond insurer, in which case the Fund pays the insurance premium directly to the insurance company. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.
The Fund may invest more than 25% of its total assets in Municipal Bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. However, the Fund’s investments will be diversified among a minimum of ten different sectors of the Municipal Bond market, such as education, transportation and local general obligation. The Fund’s investments will be diversified among at least 15 different states, with no more than 30% of the Fund’s securities invested in municipal securities from a single state. Some of the Fund’s earnings may be subject to federal tax and most may be subject to state and local taxes.
MacKay Shields LLC’s (the “Subadvisor”) investment process begins with an assessment of macro factors that may impact the Municipal Bond market, including, tax rates, U.S. Treasury rates, and global economic data, as well as other regulatory, tax, governmental, and technical factors that may impact the Municipal Bond market. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund. Following the assessment of these factors, the Subadvisor develops an investment strategy to position the Fund among various sectors of the Municipal Bond market and different states. The Subadvisor then employs a fundamental, “bottom-up” credit research analysis to select individual Municipal Bonds.
The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer’s financial condition.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The Bloomberg Municipal All Insured Bond Index is a total return performance benchmark for municipal bonds that are backed by insurers with Aaa/AAA ratings and have maturities of at least one year.
All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total returns as of June 30, 2023 was 3.27%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	4.79%	4Q/2022
Lowest Return	-6.66%	1Q/2022

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - IQ MacKay Municipal Insured ETF		1 Year	5 Years	Since Inception	Inception Date
IQ MacKay Municipal Insured ETF	[1]	(11.10%)	1.31%	1.55%	Oct. 18, 2017
After Taxes on Distributions | IQ MacKay Municipal Insured ETF	[1],[2]	(11.10%)	1.27%	1.51%
After Taxes on Distributions and Sale of Fund Shares | IQ MacKay Municipal Insured ETF	[1],[2]	(5.53%)	1.57%	1.76%
Bloomberg Municipal All Insured Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	(10.42%)	1.67%	1.62%	Oct. 18, 2017
[1]	The Fund commenced operations on October 18, 2017.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.